Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]

	2016		2015
	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	$101,734	$101,734	$200,300	$200,300

Financial liabilities:
Bank loans	507,273	507,273	450,053	450,053
Senior Notes	72,199	65,850	71,671	36,813

Fair Value Measurements, Nonrecurring [Table Text Block]

	Fair Value Using
December 31, 2015	Total	Level 1	Level 2	Level 3	Total Losses
Assets held for sale	$338,048	$—	$—	$338,048	$418,521
Total	$338,048	$—	$—	$338,048	$418,521